Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of cash flows
Cash inflow On Derivative Financial Instruments	€ 58	€ 9	€ (273)